Average Annual Total Returns		12 Months Ended	51 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Index (Net) (Index returns do not reflect deductions for fees, expenses or taxes, except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	17.49%	11.69%
STOXX Global Breakthrough Healthcare Index (Net) (Index returns do not reflect deductions for fees, expenses or taxes, except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]	1.61%	(2.31%)
iShares Health Innovation Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		1.81%	(0.15%)
Performance Inception Date			Sep. 29, 2020
iShares Health Innovation Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	1.81%	(0.15%)
Performance Inception Date	[4]		Sep. 29, 2020
iShares Health Innovation Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	1.07%	(0.11%)
Performance Inception Date	[4]		Sep. 29, 2020

[1]
Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.

[2]	The MSCI ACWI Index captures large- and mid-cap representation across certain developed emerging markets.
[3]
The STOXX Global Breakthrough Healthcare Index is comprised of companies from selected markets exposed to a defined theme (Breakthrough Healthcare). To be eligible, companies must derive 50% or more of their revenues from businesses that fall under the theme.

[4]
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.